UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04570

Name of Registrant:	Vanguard New York Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2022—May 31, 2023

Item 1: Reports to Shareholders

Semiannual Report   |   May 31, 2023
Vanguard New York Tax-Exempt Funds
Vanguard New York Municipal Money Market Fund
Vanguard New York Long-Term Tax-Exempt Fund

Contents
About Your Fund’s Expenses	1
New York Municipal Money Market Fund	3
New York Long-Term Tax-Exempt Fund	20
Trustees Approve Advisory Arrangements	70
Liquidity Risk Management	72

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2023
	Beginning Account Value 11/30/2022	Ending Account Value 5/31/2023	Expenses Paid During Period
Based on Actual Fund Return
New York Municipal Money Market Fund	$1,000.00	$1,014.10	$0.80
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,027.10	$0.86
Admiral™ Shares	1,000.00	1,027.50	0.45
Based on Hypothetical 5% Yearly Return
New York Municipal Money Market Fund	$1,000.00	$1,024.13	$0.81
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.08	$0.86
Admiral Shares	1,000.00	1,024.48	0.45
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the New York Municipal Money Market Fund, 0.16%; and for the New York Long-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

New York Municipal Money Market Fund
Distribution by Effective Maturity1
As of May 31, 2023
1 - 7 Days	97.8%
8 - 30 Days	0.8
31 - 60 Days	0.0
61 - 90 Days	0.0
91 - 180 Days	0.5
Over 180 Days	0.9
1 Percentage of investments.

New York Municipal Money Market Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2023
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.7%)
New York (99.7%)
	Battery Park City Authority Miscellaneous Revenue VRDO	3.440%	6/7/23	8,100	8,100
	Battery Park City Authority Miscellaneous Revenue VRDO	3.500%	6/7/23	5,000	5,000
[1,2]	Battery Park City Authority Revenue TOB VRDO	3.440%	6/7/23	30,505	30,505
[2]	Geneva Industrial Development Agency College & University Revenue VRDO	3.420%	6/7/23	15,000	15,000
	Hauppauge Union Free School District GO TAN	4.000%	6/28/23	9,000	9,008
[1,3]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue TOB VRDO	3.440%	6/7/23	4,000	4,000
[1]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue TOB VRDO	3.440%	6/7/23	2,255	2,255
[1]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue TOB VRDO	3.440%	6/7/23	2,915	2,915
[1]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue TOB VRDO	3.440%	6/7/23	1,670	1,670
[1]	Metropolitan Transportation Authority Fuel Sales Tax Revenue TOB VRDO	3.430%	6/7/23	8,000	8,000
[2]	Metropolitan Transportation Authority Miscellaneous Taxes Revenue VRDO	3.470%	6/7/23	19,740	19,740
[2]	Metropolitan Transportation Authority Transit Fuel Sales Tax Revenue VRDO	3.470%	6/7/23	27,130	27,130
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	3.980%	6/1/23	13,400	13,400
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	3.470%	6/7/23	9,945	9,945
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	3.470%	6/7/23	33,510	33,510
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	3.520%	6/7/23	597	597
[1]	Monroe County NY Industrial Development Corp. College & University Revenue TOB VRDO	3.450%	6/7/23	2,800	2,800
[2]	Monroe County NY Industrial Development Corp. College & University Revenue VRDO	4.110%	6/7/23	5,590	5,590
[2]	New York City Capital Resources Corp. Health, Hospital, Nursing Home Revenue VRDO	3.550%	6/7/23	23,880	23,880
[2]	New York City Capital Resources Corp. Health, Hospital, Nursing Home Revenue VRDO	3.570%	6/7/23	1,750	1,750
[2]	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue VRDO	3.730%	6/7/23	13,175	13,175
[2]	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue VRDO	3.850%	6/7/23	8,545	8,545
[2]	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue VRDO	3.870%	6/7/23	1,100	1,100
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	3.440%	6/7/23	3,915	3,915

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	3.440%	6/7/23	6,315	6,315
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	3.440%	6/7/23	5,000	5,000
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.400%	6/7/23	25,000	25,000
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.400%	6/7/23	26,100	26,100
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.400%	6/7/23	6,070	6,070
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.410%	6/7/23	35,700	35,700
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.410%	6/7/23	32,200	32,200
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.460%	6/7/23	15,600	15,600
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.480%	6/7/23	16,000	16,000
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.480%	6/7/23	20,000	20,000
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.500%	6/7/23	2,300	2,300
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.500%	6/7/23	6,200	6,200
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.500%	6/7/23	4,400	4,400
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.500%	6/7/23	13,400	13,400
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.510%	6/7/23	2,675	2,675
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.550%	6/7/23	7,365	7,365
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.600%	6/7/23	11,430	11,430
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.730%	6/7/23	7,050	7,050
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	4.000%	6/7/23	13,865	13,865
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	4.000%	6/7/23	26,400	26,400
[2]	New York City Housing Development Corp. Multi-Family Mortgage Local or Guaranteed Housing Revenue VRDO	3.510%	6/7/23	3,550	3,550
[2]	New York City Industrial Development Agency Industrial Revenue PUT	3.500%	6/7/23	14,000	14,000
[2]	New York City Industrial Development Agency Lease (Appropriation) Revenue VRDO	3.980%	6/1/23	15,135	15,135
[2]	New York City Industrial Development Agency Miscellaneous Revenue VRDO	3.500%	6/7/23	15,035	15,035
	New York City Municipal Water Finance Authority Sewer Revenue VRDO	3.950%	6/1/23	16,000	16,000
[1]	New York City Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	3.440%	6/7/23	9,570	9,570
[1,2]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	4.100%	6/1/23	8,585	8,585
[1,2]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	4.100%	6/1/23	7,500	7,500
[1]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	3.430%	6/7/23	2,000	2,000

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	3.440%	6/7/23	5,300	5,300
[1]	New York City Municipal Water Finance Authority Water Revenue TOB VRDO	3.430%	6/7/23	2,740	2,740
[1]	New York City Municipal Water Finance Authority Water Revenue TOB VRDO	3.440%	6/7/23	1,875	1,875
[1]	New York City Municipal Water Finance Authority Water Revenue TOB VRDO	3.440%	6/7/23	2,800	2,800
[1]	New York City Municipal Water Finance Authority Water Revenue TOB VRDO	3.440%	6/7/23	2,100	2,100
[2]	New York City Municipal Water Finance Water Revenue VRDO	3.950%	6/1/23	6,435	6,435
	New York City Municipal Water Finance Water Revenue VRDO	3.950%	6/1/23	61,825	61,825
[1]	New York City Transitional Finance Authority Building Aid Appropriations Revenue TOB VRDO	3.440%	6/7/23	1,700	1,700
[1]	New York City Transitional Finance Authority Building Aid Appropriations Revenue VRDO	3.440%	6/7/23	45,570	45,570
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	4.150%	6/1/23	9,295	9,295
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	3.430%	6/7/23	3,285	3,285
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	3.440%	6/7/23	14,300	14,300
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	3.440%	6/7/23	18,750	18,750
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	3.440%	6/7/23	1,835	1,835
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	3.440%	6/7/23	4,000	4,000
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	3.440%	6/7/23	2,325	2,325
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	3.440%	6/7/23	3,595	3,595
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	3.440%	6/7/23	4,800	4,800
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	3.440%	6/7/23	3,000	3,000
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	3.440%	6/7/23	2,750	2,750
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	3.440%	6/7/23	3,750	3,750
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	4.020%	6/1/23	8,000	8,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.380%	6/7/23	11,655	11,655
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.460%	6/7/23	13,785	13,785
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.500%	6/7/23	8,900	8,900
[1]	New York City Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	3.440%	6/7/23	1,970	1,970
[2]	New York City Trust for Cultural Resources Miscellaneous Revenue VRDO	3.400%	6/7/23	2,665	2,665
[4]	New York City Trust for Cultural Resources Miscellaneous Revenue, SIFMA Municipal Swap Index Yield + 0.050%	3.460%	10/23/23	9,500	9,500
[4]	New York City Trust for Cultural Resources Miscellaneous Revenue, SIFMA Municipal Swap Index Yield + 0.050%	3.460%	1/12/24	15,740	15,740
[2]	New York City Trust for Cultural Resources Recreational Revenue VRDO	3.100%	6/7/23	2,000	2,000

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Trust for Cultural Resources Recreational Revenue VRDO	3.200%	6/7/23	20,250	20,250
	New York City Trust for Cultural Resources Recreational Revenue VRDO	3.200%	6/7/23	35,000	35,000
	New York City Water & Sewer System Water Revenue VRDO	3.950%	6/1/23	12,760	12,760
	New York City Water & Sewer System Water Revenue VRDO	3.950%	6/1/23	23,800	23,800
	New York City Water & Sewer System Water Revenue VRDO	3.350%	6/7/23	35,675	35,675
	New York City Water & Sewer System Water Revenue VRDO	3.460%	6/7/23	19,420	19,420
	New York City Water & Sewer System Water Revenue VRDO	3.480%	6/7/23	8,500	8,500
	New York City Water & Sewer System Water Revenue VRDO	3.520%	6/7/23	9,695	9,695
	New York City Water & Sewer System Water Revenue VRDO	3.520%	6/7/23	1,000	1,000
	New York City Water & Sewer System Water Revenue VRDO	3.560%	6/7/23	5,200	5,200
[2]	New York Liberty Development Corp. Industrial Revenue VRDO	3.490%	6/7/23	36,930	36,930
[1]	New York Mortgage Agency Local or Guaranteed Housing Revenue TOB VRDO	3.440%	6/7/23	1,660	1,660
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	3.520%	6/1/23	15,000	15,000
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	3.380%	6/7/23	31,145	31,145
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	3.830%	6/7/23	28,945	28,945
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	3.880%	6/7/23	6,810	6,810
[2]	New York NY GO	3.530%	6/7/23	1,770	1,770
[1,2]	New York NY GO TOB VRDO	4.100%	6/1/23	19,355	19,355
[1,2]	New York NY GO TOB VRDO	3.440%	6/7/23	10,300	10,300
[1,2]	New York NY GO TOB VRDO	3.440%	6/7/23	2,000	2,000
[1]	New York NY GO TOB VRDO	3.440%	6/7/23	1,875	1,875
[1]	New York NY GO TOB VRDO	3.440%	6/7/23	2,860	2,860
[1]	New York NY GO TOB VRDO	3.440%	6/7/23	2,000	2,000
	New York NY GO VRDO	4.000%	6/1/23	11,330	11,330
[2]	New York NY GO VRDO	4.040%	6/1/23	13,300	13,300
[2]	New York NY GO VRDO	3.400%	6/7/23	5,000	5,000
[2]	New York NY GO VRDO	3.470%	6/7/23	5,000	5,000
[2]	New York NY GO VRDO	3.470%	6/7/23	3,680	3,680
[2]	New York NY GO VRDO	3.490%	6/7/23	16,655	16,655
[2]	New York NY GO VRDO	3.530%	6/7/23	2,430	2,430
[1]	New York Power Authority Electric Power & Light Revenue TOB VRDO	3.440%	6/7/23	2,070	2,070
[1]	New York Power Authority Electric Power & Light Revenue TOB VRDO	3.440%	6/7/23	3,665	3,665
[1]	New York Power Authority Electric Power & Light Revenue TOB VRDO	3.440%	6/7/23	3,940	3,940
[1]	New York State Dormitory Authority College & University Revenue TOB VRDO	4.000%	6/1/23	17,105	17,105
[1]	New York State Dormitory Authority College & University Revenue TOB VRDO	3.430%	6/7/23	1,600	1,600
[1]	New York State Dormitory Authority College & University Revenue TOB VRDO	3.440%	6/7/23	16,875	16,875
[1]	New York State Dormitory Authority College & University Revenue TOB VRDO	3.440%	6/7/23	2,240	2,240
[1]	New York State Dormitory Authority College & University Revenue TOB VRDO	3.440%	6/7/23	3,750	3,750
	New York State Dormitory Authority College & University Revenue VRDO	3.900%	6/1/23	63,220	63,220
	New York State Dormitory Authority College & University Revenue VRDO	2.900%	6/7/23	57,000	57,000

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority College & University Revenue VRDO	3.200%	6/7/23	54,475	54,475
	New York State Dormitory Authority College & University Revenue VRDO	3.200%	6/7/23	11,850	11,850
	New York State Dormitory Authority College & University Revenue VRDO	3.420%	6/7/23	11,525	11,525
	New York State Dormitory Authority College & University Revenue VRDO	3.420%	6/7/23	12,590	12,590
	New York State Dormitory Authority College & University Revenue VRDO	3.500%	6/7/23	2,315	2,315
[2]	New York State Dormitory Authority College & University Revenue VRDO	3.500%	6/7/23	395	395
[2]	New York State Dormitory Authority College & University Revenue VRDO	3.500%	6/7/23	14,725	14,725
[1,2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.440%	6/7/23	4,495	4,495
[1,2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.460%	6/7/23	2,665	2,665
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue VRDO	3.450%	6/7/23	26,815	26,815
[1]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	3.440%	6/7/23	4,750	4,750
[1]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	3.440%	6/7/23	4,000	4,000
[1]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	3.440%	6/7/23	13,575	13,575
[1]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	3.440%	6/7/23	5,625	5,625
[1]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	3.440%	6/7/23	11,325	11,325
[1]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	3.440%	6/7/23	3,420	3,420
[1]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	3.440%	6/7/23	4,525	4,525
[1]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	3.540%	6/7/23	16,480	16,480
[1,5]	New York State Dormitory Authority Intergovernmental Agreement Revenue TOB VRDO	3.440%	6/7/23	5,700	5,700
[1,5]	New York State Dormitory Authority Intergovernmental Agreement Revenue TOB VRDO	3.490%	6/7/23	9,800	9,800
[1]	New York State Dormitory Authority Lease (Appropriation) Revenue TOB VRDO	3.430%	6/7/23	2,000	2,000
[1]	New York State Dormitory Authority Lease (Appropriation) Revenue TOB VRDO	3.440%	6/7/23	2,500	2,500
[1]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	3.430%	6/7/23	9,570	9,570
[1]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	3.440%	6/7/23	4,405	4,405
[1]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	3.440%	6/7/23	7,500	7,500
[1]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	3.440%	6/7/23	2,355	2,355
[1]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	3.440%	6/7/23	1,630	1,630
[1]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	3.440%	6/7/23	5,000	5,000
[2]	New York State Energy Research & Development Authority Industrial Revenue (Con Education Company New York Incorporate Project) VRDO	3.450%	6/7/23	7,400	7,400
[2]	New York State Energy Research & Development Authority Industrial Revenue VRDO	3.200%	6/7/23	21,200	21,200
[2]	New York State Energy Research & Development Authority Industrial Revenue VRDO	3.450%	6/7/23	45,300	45,300

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	New York State Energy Research & Development Authority Industrial Revenue VRDO	3.770%	6/7/23	26,300	26,300
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/23	1,250	1,251
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/23	995	996
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/23	735	735
[1]	New York State Environmental Facilities Corp. Water Revenue TOB VRDO	3.440%	6/7/23	3,565	3,565
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.250%	6/7/23	30,700	30,700
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.400%	6/7/23	45,225	45,225
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.400%	6/7/23	12,450	12,450
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.400%	6/7/23	10,235	10,235
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.400%	6/7/23	7,700	7,700
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.450%	6/7/23	9,775	9,775
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.470%	6/7/23	1,500	1,500
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.480%	6/7/23	14,800	14,800
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.480%	6/7/23	29,590	29,590
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.550%	6/7/23	28,000	28,000
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	4.000%	6/7/23	39,550	39,550
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	4.030%	6/7/23	5,100	5,100
[1]	New York State Thruway Authority Income Tax Revenue TOB VRDO	3.420%	6/7/23	4,065	4,065
[1]	New York State Thruway Authority Income Tax Revenue TOB VRDO	3.440%	6/7/23	3,750	3,750
[1]	New York State Thruway Authority Income Tax Revenue TOB VRDO	3.440%	6/7/23	5,000	5,000
[1]	New York State Thruway Authority Income Tax Revenue TOB VRDO	3.440%	6/7/23	3,750	3,750
[1]	New York State Thruway Authority Income Tax Revenue TOB VRDO	3.440%	6/7/23	14,800	14,800
[1]	New York State Thruway Authority Income Tax Revenue TOB VRDO	3.460%	6/7/23	2,150	2,150
[1]	New York State Thruway Authority Lease (Appropriation) Revenue TOB VRDO	3.440%	6/7/23	945	945
[1]	New York State Thruway Authority Lease (Appropriation) Revenue TOB VRDO	3.440%	6/7/23	9,000	9,000
[1]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	3.440%	6/7/23	9,000	9,000
[1]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	3.440%	6/7/23	7,500	7,500
[1]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	3.440%	6/7/23	6,760	6,760
[1]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	3.440%	6/7/23	3,125	3,125
[1]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	3.440%	6/7/23	5,625	5,625
[1]	New York State Urban Development Corp. Lease (Appropriation) Revenue TOB VRDO	3.440%	6/7/23	5,270	5,270
[1]	New York State Urban Development Corp. Lease (Appropriation) Revenue TOB VRDO	3.440%	6/7/23	1,825	1,825
[1,2]	New York Transportation Development Corp. Special Facilities Revenue TOB VRDO	3.510%	6/7/23	42,975	42,975

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	3.450%	6/1/23	25,600	25,600
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	3.460%	6/1/23	36,500	36,500
[1]	Nuveen New York Quality Municipal Income Fund VRDO VRDP	3.500%	6/1/23	34,800	34,800
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/23	3,200	3,214
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	4.180%	6/1/23	3,940	3,940
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	3.440%	6/7/23	530	530
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	3.440%	6/7/23	3,330	3,330
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	3.440%	6/7/23	6,610	6,610
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	3.450%	6/7/23	1,750	1,750
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	3.470%	6/7/23	7,600	7,600
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	3.480%	6/7/23	4,500	4,500
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	3.480%	6/7/23	3,335	3,335
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	3.480%	6/7/23	400	400
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	3.480%	6/7/23	930	930
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	3.480%	6/7/23	5,040	5,040
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	3.480%	6/7/23	5,350	5,350
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	3.480%	6/7/23	1,745	1,745
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	3.480%	6/7/23	2,310	2,310
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	3.480%	6/7/23	6,795	6,795
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue VRDO	3.440%	6/7/23	5,015	5,015
	Smithtown Central School District GO TAN	4.000%	6/28/23	9,000	9,001
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	3.440%	6/7/23	12,250	12,250
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	3.440%	6/7/23	6,000	6,000
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	3.440%	6/7/23	2,600	2,600
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	3.440%	6/7/23	1,665	1,665
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	3.440%	6/7/23	3,200	3,200
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	3.440%	6/7/23	3,280	3,280
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	3.440%	6/7/23	1,250	1,250
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	3.440%	6/7/23	1,565	1,565
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	3.950%	6/1/23	9,500	9,500
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	3.950%	6/1/23	38,670	38,670

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	3.980%	6/1/23	14,220	14,220
[1,3]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	4.150%	6/1/23	3,635	3,635
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	3.430%	6/7/23	4,000	4,000
[1]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Fuel Sales Tax Revenue TOB VRDO	3.440%	6/7/23	8,625	8,625
[1]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Fuel Sales Tax Revenue TOB VRDO	3.440%	6/7/23	2,100	2,100
[1]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Miscellaneous Taxes Revenue TOB VRDO	3.430%	6/7/23	5,745	5,745
[1]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Miscellaneous Taxes Revenue TOB VRDO	3.440%	6/7/23	6,300	6,300
[1]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Miscellaneous Taxes Revenue TOB VRDO	3.440%	6/7/23	4,000	4,000
[1]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Miscellaneous Taxes Revenue TOB VRDO	3.440%	6/7/23	2,665	2,665
[1]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Miscellaneous Taxes Revenue TOB VRDO	3.440%	6/7/23	10,195	10,195
[1]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Miscellaneous Taxes Revenue TOB VRDO	3.440%	6/7/23	3,010	3,010
[1]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Miscellaneous Taxes Revenue TOB VRDO	3.450%	6/7/23	3,340	3,340
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	4.150%	6/1/23	8,000	8,000
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	3.440%	6/7/23	9,375	9,375
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	3.440%	6/7/23	4,555	4,555
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	3.440%	6/7/23	3,620	3,620
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	3.440%	6/7/23	11,000	11,000
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	3.440%	6/7/23	17,960	17,960
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	3.440%	6/7/23	27,275	27,275
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	3.450%	6/7/23	6,000	6,000
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	3.450%	6/7/23	10,000	10,000

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Williamsville Central School District BAN GO	4.500%	6/6/24	6,730	6,777
Total Tax-Exempt Municipal Bonds (Cost $2,606,624)					2,606,624
Total Investments (99.7%) (Cost $2,606,624)					2,606,624
Other Assets and Liabilities—Net (0.3%)					9,027
Net Assets (100%)					2,615,651
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2023, the aggregate value was $911,780,000, representing 34.9% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2023.
BAN—Bond Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Statement of Assets and Liabilities
As of May 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $2,606,624)	2,606,624
Investment in Vanguard	89
Cash	543
Receivables for Investment Securities Sold	21,163
Receivables for Accrued Income	10,147
Receivables for Capital Shares Issued	8,647
Other Assets	1,180
Total Assets	2,648,393
Liabilities
Payables for Investment Securities Purchased	29,694
Payables for Capital Shares Redeemed	2,182
Payables for Distributions	683
Payables to Vanguard	183
Total Liabilities	32,742
Net Assets	2,615,651
At May 31, 2023, net assets consisted of:

Paid-in Capital	2,615,589
Total Distributable Earnings (Loss)	62
Net Assets	2,615,651

Net Assets
Applicable to 2,615,283,237 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,615,651
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Statement of Operations

Six Months Ended May 31, 2023
($000)
Investment Income
Income
Interest	35,731
Total Income	35,731
Expenses
The Vanguard Group—Note B
Investment Advisory Services	160
Management and Administrative	1,633
Marketing and Distribution	106
Custodian Fees	20
Shareholders’ Reports	15
Trustees’ Fees and Expenses	1
Other Expenses	6
Total Expenses	1,941
Expenses Paid Indirectly	(19)
Net Expenses	1,922
Net Investment Income	33,809
Realized Net Gain (Loss) on Investment Securities Sold	33
Net Increase (Decrease) in Net Assets Resulting from Operations	33,842

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2023	Year Ended November 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	33,809	16,420
Realized Net Gain (Loss)	33	9
Net Increase (Decrease) in Net Assets Resulting from Operations	33,842	16,429
Distributions
Total Distributions	(33,817)	(16,431)
Capital Share Transactions (at $1.00 per share)
Issued	1,658,393	1,630,527
Issued in Lieu of Cash Distributions	30,020	15,063
Redeemed	(1,259,641)	(1,403,202)
Net Increase (Decrease) from Capital Share Transactions	428,772	242,388
Total Increase (Decrease)	428,797	242,386
Net Assets
Beginning of Period	2,186,854	1,944,468
End of Period	2,615,651	2,186,854

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2023	Year Ended November 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0140	.0080	.0001	.006	.014	.012
Net Realized and Unrealized Gain (Loss) on Investments	—	(.0002)	—	—	—	—
Total from Investment Operations	.0140	.0078	.0001	.006	.014	.012
Distributions
Dividends from Net Investment Income	(.0140)	(.0078)	(.0001)	(.006)	(.014)	(.012)
Distributions from Realized Capital Gains	(.0000)[2]	(.0000)[2]	—	—	—	—
Total Distributions	(.0140)	(.0078)	(.0001)	(.006)	(.014)	(.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.41%	0.78%	0.01%	0.55%	1.39%	1.24%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,616	$2,187	$1,944	$2,450	$3,454	$3,214
Ratio of Total Expenses to Average Net Assets[4]	0.16%[5]	0.15%[5]	0.07%	0.16%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	2.81%	0.80%	0.01%	0.61%	1.38%	1.24%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.0001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.16% for the years ended November 30, 2022 and 2021. For the six months ended May 31, 2023, and the years ended November 30, 2020, 2019, and 2018, there were no expense reductions.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.16% and 0.15%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Notes to Financial Statements
Vanguard New York Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

New York Municipal Money Market Fund
For the six months ended May 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2023, the fund had contributed to Vanguard capital in the amount of $89,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $19,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2023, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

New York Municipal Money Market Fund
E.	As of May 31, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,606,624
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
F.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2023, such purchases were $505,855,000 and sales were $134,970,000, resulting in net realized gain (loss) of $0.
G.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.	Management has determined that no events or transactions occurred subsequent to May 31, 2023, that would require recognition or disclosure in these financial statements.

New York Long-Term Tax-Exempt Fund
Distribution by Stated Maturity
As of May 31, 2023
Under 1 Year	5.7%
1 - 3 Years	3.4
3 - 5 Years	3.3
5 - 10 Years	10.7
10 - 20 Years	41.1
20 - 30 Years	29.1
Over 30 Years	6.7
The table reflects the fund’s investments, except for short-term investments and derivatives.

New York Long-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.1%)
New York (97.6%)
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	3.375%	10/1/40	500	389
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	2,500	2,315
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/50	6,045	6,233
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/24	1,800	1,821
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	1,655	1,690
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,000	3,086
[1]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	4.000%	7/15/29	375	380
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/30	5,990	6,147
[1]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	3.000%	7/15/43	1,225	940
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/31	10,890	7,582
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/32	2,100	1,392
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	5,475	3,452
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/35	2,490	1,413
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/45	5,735	1,792
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/46	2,000	589
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	1,300	1,322
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/35	3,200	2,801
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	865	725
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	3,060	2,402
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/45	2,865	2,210

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	1/1/47	1,160	843
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/50	3,000	2,217
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital Nursing Home Revenue	4.000%	7/1/45	1,890	1,330
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,395	1,412
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,590	1,619
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	5,515	5,498
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/42	1,380	1,437
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/47	4,635	4,791
	Buffalo Municipal Water Finance Authority Water Revenue	5.000%	7/1/25	630	650
[1]	Buffalo Municipal Water Finance Authority Water Revenue	3.000%	7/1/35	15	14
[2]	Buffalo Sewer Authority Sewer Revenue	5.000%	6/15/30	155	172
[2]	Buffalo Sewer Authority Sewer Revenue	5.000%	6/15/31	175	195
[2]	Buffalo Sewer Authority Sewer Revenue	5.000%	6/15/32	165	183
[2]	Buffalo Sewer Authority Sewer Revenue	5.000%	6/15/33	175	194
[2]	Buffalo Sewer Authority Sewer Revenue	4.000%	6/15/34	175	180
[2]	Buffalo Sewer Authority Sewer Revenue	4.000%	6/15/36	265	269
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/31	100	97
[3]	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/31	1,600	1,487
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/36	400	370
[3]	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/41	3,750	3,045
[3]	Build NYC Resource Corp. Charter School Aid Revenue	5.750%	6/1/42	1,350	1,380
[3]	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/51	4,980	3,679
	Build NYC Resource Corp. Charter School Aid Revenue	5.250%	7/1/52	1,000	1,018
[3]	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/56	3,020	2,169
	Build NYC Resource Corp. Charter School Aid Revenue	5.250%	7/1/57	5,250	5,314
[3]	Build NYC Resource Corp. Charter School Aid Revenue	5.750%	6/1/62	1,750	1,757
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	4.000%	6/1/31	1,950	1,840
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	5.000%	6/1/36	565	559
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	5.000%	6/1/41	600	566
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	5.000%	6/1/51	1,200	1,073
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/27	200	202
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/28	270	273
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/29	225	228
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/30	310	313
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/33	730	737
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/34	580	585
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/29	1,890	1,919
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	4.000%	7/1/45	185	153
[3]	Build NYC Resource Corp. Economic Development Revenue	5.000%	12/1/39	2,385	2,013
[3]	Build NYC Resource Corp. Economic Development Revenue	5.000%	12/1/49	3,410	2,657
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), ETM	5.000%	7/1/23	1,525	1,527
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), Prere.	5.000%	7/1/24	1,325	1,346

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), Prere.	5.000%	7/1/24	1,000	1,016
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	6/1/24	750	761
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/25	100	103
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/26	85	89
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/27	75	80
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/35	130	145
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/36	130	131
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/37	165	164
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/38	150	147
	Build NYC Resource Corp. Miscellaneous Revenue	3.000%	7/1/39	550	459
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/44	975	929
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/49	1,400	1,304
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project), Prere.	4.000%	8/1/25	1,230	1,253
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project), Prere.	5.000%	8/1/25	500	520
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project), Prere.	5.000%	8/1/25	1,000	1,039
[3]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	2.500%	6/15/31	1,455	1,187
[3]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	5.000%	6/15/51	4,765	4,054
[3]	Build NYC Resource Corp. Private Schools Revenue TOB VRDO	3.510%	6/1/23	6,110	6,110
[3]	Deutsche Bank Spears/Lifers Trust TOB VRDO	3.490%	6/1/23	20,000	20,000
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/29	250	261
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/30	220	230
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/31	1,170	1,220
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/32	450	467
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/33	250	259
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/34	1,390	1,442
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/40	2,250	2,270
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/45	2,000	1,991
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/51	3,750	3,695
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/25	500	507
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/26	300	307
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/27	805	825
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/28	950	976
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/29	500	514
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/30	380	391
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/31	575	591

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/32	240	246
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/33	200	205
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/36	145	147
Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/24	500	509
Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/25	500	518
Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/26	755	796
Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/27	750	806
Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/28	600	655
Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/29	500	555
Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/30	365	413
Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/31	400	457
Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/32	200	231
Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/33	150	175
Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/34	250	292
Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/35	260	299
Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/48	100	103
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/33	565	605
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/34	275	294
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/35	1,200	1,278
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/42	7,250	7,568
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	4.000%	7/1/49	5,000	4,758
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,000	2,015
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,505	1,517
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,595	1,610
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,305	2,246
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,185	1,130
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/36	650	532
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,140	1,969
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	2,360	2,056

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	3,805	3,333
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	6,600	5,593
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	655	667
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	2,000	2,035
	Erie County Fiscal Stability Authority Sales Tax Revenue	4.000%	9/1/33	600	613
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/1/52	6,000	6,082
[1]	Haverstraw-Stony Point Central School District GO	5.000%	10/15/33	300	302
[1]	Haverstraw-Stony Point Central School District GO	5.000%	10/15/36	1,000	1,006
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/29	400	434
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/30	200	219
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/32	250	277
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	4.000%	7/1/41	555	532
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/26	700	714
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/27	1,740	1,791
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/29	2,170	2,195
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/30	670	692
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/32	370	381
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/34	810	832
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/37	630	639
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/38	435	440
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/38	870	883
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/48	1,100	1,108
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	14,000	14,824
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	5,545	5,838
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	3,600	3,780
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	4,500	4,711
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	20,050	20,894
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/43	17,405	17,124
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/45	3,000	3,116
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	2.750%	2/15/47	4,000	2,893
	Jefferson County Civic Facility Development Corp. Health, Hospital Nursing Home Revenue (Samaritan Medical Center Project)	4.000%	11/1/42	1,000	732
	Jefferson County Civic Facility Development Corp. Health, Hospital Nursing Home Revenue (Samaritan Medical Center Project)	4.000%	11/1/47	1,875	1,296
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/24	19,830	19,135
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	1,000	1,031
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/27	15,905	13,882

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	1,000	1,081
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/33	750	810
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,050	1,133
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	1,500	1,613
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,000	2,099
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,285	2,484
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,150	2,324
Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/38	2,315	2,311
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	2,150	2,314
Long Island Power Authority Electric Power & Light Revenue	3.000%	9/1/40	2,740	2,229
Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/41	1,350	1,333
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	7,500	7,928
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/46	3,500	3,619
Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	5,250	5,092
Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	4,200	3,915
Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	13,000	11,976
Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/26	410	424
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	870	929
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/27	25	27
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	40	43
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/31	2,730	2,914
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/32	75	81
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	2,600	2,775
Metropolitan Transportation Authority Fuel Sales Tax Revenue	3.125%	11/15/33	1,045	975
Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	10,100	10,332
Metropolitan Transportation Authority Fuel Sales Tax Revenue	3.500%	11/15/34	1,000	963
Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/34	500	510
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	1,770	1,873
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	160	171
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/34	1,055	1,125
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/35	320	340
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	610	641
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	675	723
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/36	5,000	5,304
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	2,040	2,140
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/46	5,000	5,168
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	6,000	6,254
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	5,075	5,322
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/57	5,865	6,130
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/30	11,095	8,424
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	1,210	839
Metropolitan Transportation Authority Transit Fuel Sales Tax Revenue	4.000%	11/15/43	6,000	5,822
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,000	1,022
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/27	2,240	1,883
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	590	620
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	920	955
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	7,225	7,419
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	6,695	5,197
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,036
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,890	1,957
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	500	337
Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/32	300	285
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	5,500	5,458

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	500	320
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,500	2,705
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	9,300	9,119
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	2,745	2,384
	Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/37	2,110	1,833
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/40	5,000	4,760
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/41	805	665
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	1,050	1,061
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	3,500	3,285
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	2,000	1,952
	Metropolitan Transportation Authority Transit Revenue	4.250%	11/15/42	210	202
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	2,530	2,467
[2]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/44	5,000	5,191
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	2,500	2,312
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	2,000	2,022
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	2,000	1,844
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	2,000	1,824
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/48	3,000	3,062
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	3,000	2,723
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	2,000	1,815
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	4,000	3,599
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	1,000	897
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	2,000	2,063
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	3,845	3,556
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	12,500	12,610
[1,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.530%	6/1/23	2,975	2,975
[1,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	3.530%	6/1/23	2,945	2,945
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	10/1/23	470	471
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/31	1,000	1,033
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/32	1,780	1,819
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/32	1,295	1,323
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/32	1,640	1,692
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	10/1/32	600	622
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/33	1,400	1,441
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/36	1,000	1,005
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/36	900	904
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/37	1,000	1,023
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/45	4,030	4,104
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	10/1/47	1,205	1,026
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/36	1,000	1,068
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	10,000	9,424
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	12/1/33	300	282

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/37	3,880	2,974
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/40	6,380	4,664
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	6,880	5,844
	Mount Vernon NY City School District GO	4.000%	12/1/32	2,480	2,554
	Mount Vernon NY City School District GO	4.000%	12/1/33	2,370	2,438
[3,4]	MTA Hudson Rail Yards Trust Obligations Lease Revenue TOB VRDO	3.470%	6/1/23	6,800	6,800
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,235	1,236
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	690	690
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	925	935
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	125	126
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,900	1,924
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,524
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,690	1,717
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,565	1,590
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,750	1,778
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,016
[1,3]	Nassau County NY Ad Valorem Property Tax Revenue TOB VRDO	3.610%	6/7/23	9,330	9,330
	Nassau County NY GO	5.000%	10/1/35	6,155	6,620
	Nassau County NY GO	5.000%	10/1/36	5,685	6,092
	Nassau County NY GO	4.000%	4/1/40	1,525	1,504
	Nassau County NY GO	5.000%	4/1/41	1,500	1,679
	Nassau County NY GO	5.000%	4/1/42	1,500	1,671
	Nassau County NY GO	5.000%	4/1/43	1,220	1,356
[1]	Nassau County NY GO	4.000%	4/1/46	3,000	2,936
	Nassau County NY GO	4.000%	4/1/53	7,000	6,753
[3]	Nassau County NY GO TOB VRDO	4.200%	6/1/23	10,200	10,200
[1,3]	Nassau County NY GO TOB VRDO	3.610%	6/7/23	5,685	5,685
	Nassau County NY GO, Prere.	5.000%	4/1/24	1,740	1,763
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/25	325	332
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/26	335	343
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/27	425	436
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/28	375	385
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/33	1,135	1,163
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/35	1,000	1,022
	New York City Educational Construction Fund Lease (Non-Terminable) Revenue	5.000%	4/1/41	2,245	2,431
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/36	3,100	3,396
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/37	2,850	3,095

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	405	450
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	580	656
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	610	699
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	650	732
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	675	760
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	500	563
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	500	559
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	525	581
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	335	366
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/45	1,500	1,177
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/45	890	843
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	5/1/28	1,880	1,805
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/28	2,965	2,849
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	5/1/29	3,230	3,096
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.950%	11/1/29	1,550	1,486
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	5/1/30	1,210	1,161
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.125%	11/1/30	1,855	1,779
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/30	3,000	2,998
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.800%	5/1/31	500	428
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	5/1/31	1,230	1,177
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/31	940	863
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/31	1,285	1,185
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.400%	11/1/33	545	525
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.600%	11/1/33	2,930	2,872
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.000%	11/1/35	750	574
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/36	2,000	1,518
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/36	4,510	3,550
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	11/1/37	2,100	1,774
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/39	745	611

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/39	5,000	4,211
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	8/1/40	1,200	893
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	11/1/40	3,640	2,632
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/41	500	347
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/41	7,000	4,862
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/44	12,245	9,643
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.450%	11/1/45	1,000	672
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.550%	11/1/45	1,000	686
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/46	2,000	1,313
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/46	4,000	2,804
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/46	3,955	2,729
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	8/1/47	2,500	1,941
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.750%	11/1/47	2,000	2,000
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.900%	11/1/48	3,880	3,438
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	7,425	6,633
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.050%	11/1/48	4,040	3,669
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.650%	11/1/49	3,210	2,707
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/49	3,365	2,995
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	2/1/50	6,135	4,189
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	5/1/50	3,800	3,076
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.650%	11/1/50	4,300	2,822
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	11/1/50	3,625	2,557
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	2/1/51	9,930	6,632
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	5/1/51	3,000	2,000
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.250%	8/1/51	11,400	8,800
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.500%	11/1/51	1,000	624
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.500%	11/1/51	8,000	4,990
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	11/1/52	1,000	797
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.850%	11/1/52	3,000	3,012

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.000%	11/1/53	1,120	986
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	11/1/54	2,410	1,797
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.750%	11/1/54	2,505	2,099
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	11/1/55	2,500	1,582
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/55	4,070	2,821
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/56	2,000	1,231
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.300%	11/1/57	3,000	2,740
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	11/1/60	2,500	1,574
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	5/1/61	2,000	1,231
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	4,680	4,329
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	12,015	11,047
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	6,400	5,829
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	5,050	4,943
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	7,000	6,852
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	2,000	1,959
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	7,390	7,261
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	10/1/29	2,295	2,057
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.400%	6/1/23	27,250	27,250
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	3.460%	6/1/23	11,600	11,600
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue, ETM	5.000%	7/1/23	1,000	1,001
[1]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/25	2,000	2,044
[1]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/26	2,000	2,072
[1]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/27	1,000	1,053
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/33	4,610	4,277
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/34	2,255	2,071
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/35	1,705	1,550
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/36	3,000	2,639
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	2,975	2,549
[1]	New York City Industrial Development Agency Miscellaneous Revenue	2.000%	1/1/38	2,890	2,053

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/39	3,795	3,193
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/40	1,395	1,154
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/46	11,230	8,614
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	750	826
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	2,250	2,015
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	590	465
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	4,000	3,407
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	2,565	2,157
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	3,980	3,737
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	4,350	3,958
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	7,050	5,235
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	15,000	10,721
[6]	New York City Industrial Development Agency Private Schools Revenue (Stars-Churchill School Center Project)	2.250%	10/1/29	1,030	951
[6]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/34	5,285	3,392
[6]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/35	4,450	2,720
[6]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/40	595	274
[6]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/41	660	288
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	10,500	12,674
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	6,000	6,085
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	10,000	10,647
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	12,500	13,283
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	10,000	10,419
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	10,040	10,316
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	5,915	6,078
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	7,500	7,706
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	3,900	4,236
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	2,175	2,323
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	6,010	6,024
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	10,000	10,025
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	6,640	6,632
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	4,125	4,120
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	2,000	1,997
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	5,000	3,981
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	3,000	2,957
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	7,000	7,402
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	15,000	15,803
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/47	2,500	2,480
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	1,000	1,036
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	2,245	2,442
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	11,000	9,374

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/48	2,000	1,751
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	3,000	3,149
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	10,825	11,538
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	1,200	896
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	8,470	8,243
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	10,000	9,732
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	2,500	2,672
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/51	2,000	1,482
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/51	3,500	3,401
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/52	8,100	9,001
New York City Municipal Water Finance Authority Water Revenue VRDO	4.000%	6/1/23	31,625	31,625
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	2,885	2,991
New York City Municipal Water Finance Water Revenue VRDO	4.000%	6/1/23	1,700	1,700
New York City Municipal Water Finance Water Revenue VRDO	4.100%	6/1/23	11,085	11,085
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	2,820	3,107
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/34	4,000	4,228
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/35	6,750	7,000
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	2,500	2,896
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	3,100	3,141
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	5,000	5,408
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/37	5,000	5,065
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/37	5,000	5,372
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/38	2,500	2,195
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	2,025	2,078
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/42	7,255	7,150
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/43	5,000	4,918
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/46	1,800	1,754
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	1,505	1,167
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	1,910	2,102
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	2,500	2,748
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,000	3,291
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	3,520	3,577
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	5,000	5,119
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	8,000	8,596
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	575	618

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	11/1/37	1,000	1,016
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/38	1,490	1,495
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/38	3,000	3,212
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/40	4,470	4,559
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	8,130	8,626
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	2,930	3,109
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	1,520	1,547
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	1,410	1,456
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/47	7,510	6,709
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,925	2,050
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	1,470	1,594
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	300	324
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	5,370	5,598
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	3,400	3,676
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	10,275	10,643
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	9,500	9,887
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	1,000	1,153
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	5,000	5,852
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,000	2,161
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	1,880	1,933
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	5,000	5,797
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	5,500	5,866
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	3,600	3,661
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	2,750	2,994
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	2,010	2,081
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	2,300	2,449
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	2,500	2,569
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	2,000	2,092
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	5,000	5,076

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	4,000	4,577
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,250	1,271
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	9,495	10,316
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	5,000	5,136
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	6,015	5,304
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	2,100	2,418
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	1,090	1,100
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	1,500	1,509
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	12,845	13,415
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	3,000	3,025
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	6,105	6,752
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	1,000	1,003
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	4,965	5,277
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	5,000	5,335
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	3,000	3,208
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	4,790	4,950
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	2,600	2,589
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	4,000	4,150
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	9,340	9,944
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	2,380	2,541
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	3,000	3,203
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	3,325	3,677
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/41	5,000	4,142
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,000	3,199
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/42	3,500	3,915
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	6,170	6,080
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/42	5,000	5,607
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	7,500	7,899
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/43	6,000	5,927

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/45	2,625	2,573
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/45	1,850	1,813
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	2,400	2,352
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/45	5,000	5,710
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	5,855	4,566
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/46	1,000	977
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/47	3,900	3,801
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/48	4,500	4,374
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/48	5,000	5,527
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/49	3,060	2,969
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	1,735	1,678
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	1,190	1,151
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	8,000	7,736
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/51	10,000	10,754
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/40	5,000	5,366
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/25	610	634
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/26	275	291
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/27	525	567
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/28	385	423
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/29	350	391
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/30	400	450
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/31	1,020	1,146
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/32	350	393
New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	4,000	4,118
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/33	450	504
New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/34	2,000	2,051
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/34	400	446
New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/35	3,100	3,149
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/35	500	554
New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/36	900	989

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/37	2,255	2,464
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/38	2,070	2,257
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/39	605	657
	New York City Trust for Cultural Resources Miscellaneous Revenue, Prere.	5.000%	8/1/23	4,000	4,010
	New York City Water & Sewer System Water Revenue	5.000%	6/15/36	3,000	3,113
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	4,740	4,752
	New York City Water & Sewer System Water Revenue	4.000%	6/15/42	4,315	4,310
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	9,000	9,171
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	4,500	4,542
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	9,825	10,347
	New York City Water & Sewer System Water Revenue	4.000%	6/15/50	16,000	15,571
	New York City Water & Sewer System Water Revenue	4.000%	6/15/52	17,260	16,723
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/32	3,540	3,650
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/33	4,655	4,795
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/40	500	511
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/41	6,000	2,547
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/44	11,075	3,999
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/49	6,000	1,642
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/51	11,365	2,771
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.625%	6/1/35	8,030	8,232
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.000%	6/1/41	550	556
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	2.450%	6/1/42	520	518
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	3,000	2,417
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/50	8,000	6,213
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/52	2,000	1,560
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/52	3,655	2,752
[3]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/34	6,210	6,221
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/37	8,306	9,368
[7]	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower At One Bryant Park Project)	2.450%	9/15/69	22,325	20,268
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower At One Bryant Park Project)	2.625%	9/15/69	12,885	11,714
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower At One Bryant Park Project)	2.800%	9/15/69	16,080	14,590
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.250%	2/15/41	6,175	4,388
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,170	923
[2]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,205	959

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	4.000%	2/15/43	5,355	5,167
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	14,000	10,219
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/31	1,000	845
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.300%	11/15/34	4,000	3,274
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.400%	11/15/35	3,750	3,018
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/36	3,000	2,377
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	10,900	8,415
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	12,500	9,208
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	3,180	2,351
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	3,155	2,332
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	11,000	7,834
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	3,500	2,521
[1,2,3]	New York Liberty Development Corp. Lease (Appropriation) Revenue TOB VRDO	3.530%	6/1/23	2,500	2,500
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	48,500	54,310
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.200%	10/1/36	275	209
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.200%	10/1/36	1,500	1,144
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.400%	10/1/38	1,295	1,132
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.750%	10/1/43	3,150	2,829
	New York Mortgage Agency Local or Guaranteed Housing Revenue	4.650%	10/1/43	3,000	3,024
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.850%	10/1/44	1,350	993
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.450%	10/1/45	5,000	3,402
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.700%	10/1/47	3,490	2,410
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.500%	10/1/47	1,700	1,670
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.800%	10/1/48	6,705	6,304
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.000%	4/1/50	6,965	6,618
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.250%	10/1/51	3,910	3,752
	New York NY GO	5.000%	8/1/26	3,140	3,289
	New York NY GO	5.000%	8/1/26	3,875	4,098
	New York NY GO	5.000%	1/1/27	3,500	3,726
	New York NY GO	5.000%	8/1/27	5,000	5,194
	New York NY GO	5.000%	9/1/27	3,805	4,105
	New York NY GO	5.000%	8/1/28	2,320	2,525
	New York NY GO	5.000%	8/1/29	5,070	5,354

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	8/1/29	5,195	5,644
New York NY GO	5.000%	8/1/29	3,000	3,342
New York NY GO	5.000%	12/1/29	1,360	1,497
New York NY GO	5.000%	8/1/30	5,050	5,330
New York NY GO	5.000%	8/1/30	4,720	4,982
New York NY GO	5.000%	8/1/30	4,000	4,345
New York NY GO	5.000%	8/1/30	3,000	3,392
New York NY GO	4.000%	8/1/31	2,775	2,858
New York NY GO	5.000%	8/1/31	7,810	8,445
New York NY GO	5.000%	8/1/31	1,440	1,563
New York NY GO	5.000%	8/1/31	3,000	3,415
New York NY GO	5.000%	8/1/31	1,815	2,079
New York NY GO	5.000%	12/1/31	4,770	5,069
New York NY GO	5.000%	1/1/32	2,000	2,213
New York NY GO	4.000%	8/1/32	1,935	1,989
New York NY GO	5.000%	8/1/32	5,000	5,136
New York NY GO	5.000%	8/1/32	1,250	1,384
New York NY GO	5.000%	8/1/32	3,735	4,053
New York NY GO	5.000%	8/1/32	1,000	1,137
New York NY GO	5.000%	12/1/32	1,240	1,363
New York NY GO	3.250%	3/1/33	3,000	3,006
New York NY GO	5.000%	8/1/33	1,000	1,106
New York NY GO	5.000%	8/1/33	500	583
New York NY GO	5.000%	4/1/34	3,680	4,209
New York NY GO	5.000%	8/1/34	2,000	2,207
New York NY GO	5.000%	8/1/34	2,260	2,494
New York NY GO	5.000%	8/1/34	1,125	1,273
New York NY GO	3.000%	3/1/35	2,500	2,331
New York NY GO	4.000%	8/1/35	1,830	1,892
New York NY GO	5.000%	8/1/35	2,000	2,241
New York NY GO	4.000%	10/1/35	1,000	1,029
New York NY GO	5.000%	12/1/35	2,500	2,647
New York NY GO	4.000%	3/1/36	1,500	1,537
New York NY GO	4.000%	8/1/36	1,385	1,417
New York NY GO	5.000%	10/1/36	5,000	5,344
New York NY GO	5.000%	10/1/36	2,590	2,836
New York NY GO	5.000%	10/1/36	1,650	1,872
New York NY GO	5.000%	3/1/37	7,500	8,031
New York NY GO	4.000%	8/1/37	2,070	2,097
New York NY GO	4.000%	8/1/37	2,500	2,536
New York NY GO	5.000%	8/1/37	4,000	4,187
New York NY GO	4.000%	10/1/37	1,500	1,516
New York NY GO	4.000%	3/1/38	4,850	4,881
New York NY GO	5.000%	3/1/38	7,500	8,002
New York NY GO	5.000%	3/1/38	2,000	2,176
New York NY GO	5.000%	4/1/38	1,000	1,068
New York NY GO	4.000%	8/1/38	2,500	2,518
New York NY GO	5.000%	8/1/38	10,395	10,879
New York NY GO	5.000%	10/1/38	6,500	6,905
New York NY GO	5.000%	10/1/38	2,910	3,154
New York NY GO	5.000%	3/1/39	5,315	5,657
New York NY GO	5.000%	3/1/39	3,000	3,250
New York NY GO	4.000%	8/1/39	3,280	3,284
New York NY GO	4.000%	8/1/39	2,500	2,504
New York NY GO	5.000%	10/1/39	2,220	2,396

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	10/1/39	8,910	9,451
	New York NY GO	5.250%	10/1/39	1,000	1,140
	New York NY GO	4.000%	8/1/40	5,000	4,968
	New York NY GO	4.000%	8/1/40	1,155	1,148
	New York NY GO	4.000%	8/1/40	9,400	9,339
	New York NY GO	4.000%	10/1/40	3,000	2,979
	New York NY GO	3.000%	3/1/41	5,010	4,201
	New York NY GO	4.000%	8/1/41	2,035	2,014
	New York NY GO	4.000%	8/1/41	2,500	2,474
	New York NY GO	3.000%	10/1/41	2,250	1,886
	New York NY GO	5.250%	10/1/41	1,070	1,209
	New York NY GO	5.000%	12/1/41	8,000	8,368
	New York NY GO	5.000%	12/1/41	4,850	5,181
	New York NY GO	4.000%	3/1/42	1,500	1,474
	New York NY GO	5.000%	3/1/42	8,000	8,644
	New York NY GO	4.000%	4/1/42	8,000	7,865
	New York NY GO	5.250%	9/1/42	6,240	7,012
	New York NY GO	5.000%	10/1/42	8,000	8,545
	New York NY GO	5.250%	10/1/42	2,250	2,531
	New York NY GO	5.000%	3/1/43	1,000	1,070
	New York NY GO	5.000%	3/1/43	4,180	4,508
	New York NY GO	5.000%	4/1/43	6,500	6,873
	New York NY GO	5.250%	4/1/43	10,000	11,284
	New York NY GO	5.000%	8/1/43	9,020	9,609
	New York NY GO	5.000%	8/1/43	2,340	2,513
	New York NY GO	5.000%	10/1/43	3,000	3,201
	New York NY GO	5.250%	10/1/43	1,000	1,123
	New York NY GO	4.000%	3/1/44	7,000	6,836
	New York NY GO	5.250%	4/1/44	5,825	6,555
	New York NY GO	5.000%	12/1/44	3,000	3,189
	New York NY GO	3.000%	3/1/45	4,880	3,921
	New York NY GO	4.000%	4/1/45	6,840	6,656
	New York NY GO	5.000%	4/1/45	9,500	10,016
	New York NY GO	4.000%	9/1/46	6,940	6,726
	New York NY GO	4.000%	3/1/47	13,250	12,812
	New York NY GO	5.250%	10/1/47	10,000	11,106
	New York NY GO	4.500%	5/1/49	2,675	2,745
	New York NY GO	4.000%	3/1/50	2,665	2,560
	New York NY GO	4.000%	4/1/50	4,135	3,973
	New York NY GO	3.000%	8/1/50	4,000	3,077
[2]	New York NY GO	4.000%	8/1/50	2,000	1,934
	New York NY GO	3.000%	3/1/51	2,235	1,707
	New York NY GO PUT	5.000%	12/1/25	1,650	1,704
	New York NY GO VRDO	3.400%	6/1/23	7,670	7,670
	New York NY GO VRDO	4.000%	6/1/23	12,180	12,180
	New York NY GO VRDO	4.100%	6/1/23	8,900	8,900
[4]	New York NY GO VRDO	3.880%	6/7/23	9,100	9,100
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/45	2,000	1,977
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/50	12,065	11,777
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/55	19,000	18,204
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/60	8,100	6,235
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/36	2,440	2,489
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/37	1,825	1,843

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/52	7,500	7,139
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/61	5,000	4,651
	New York State Bridge Authority Highway Revenue	5.000%	1/1/29	1,065	1,173
	New York State Bridge Authority Highway Revenue	5.000%	1/1/30	830	929
	New York State Bridge Authority Highway Revenue	5.000%	1/1/31	600	682
	New York State Bridge Authority Highway Revenue	4.000%	1/1/33	1,285	1,340
	New York State Bridge Authority Highway Revenue	4.000%	1/1/36	675	684
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	280	280
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	315	318
[8]	New York State Dormitory Authority College & University Revenue	5.150%	7/1/24	700	707
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/25	1,270	1,271
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	315	322
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	2,595	2,663
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	325	335
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/27	1,025	1,025
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	655	672
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	500	521
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	490	503
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	350	365
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/28	2,445	2,446
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	400	420
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	300	316
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/29	1,660	1,661
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,010	1,058
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	850	905
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	25	26
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	45	46
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	300	319
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	500	524
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	515	547
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	505	544
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	300	322
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/31	1,015	1,034
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	3,000	3,081
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	955	1,001
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	350	377
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	575	619
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	1,825	1,979
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	325	352
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	500	513
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	1,200	1,216
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	1,030	1,079
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	7,395	7,583
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/34	1,500	1,559
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	755	790
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	3,000	3,059
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	1,355	1,388
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	570	581
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	225	231
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	560	584
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,000	2,154
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	1,000	1,011
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	2,000	2,016
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	530	523

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	7,615	7,619
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	300	304
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,500	1,605
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,000	1,097
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,020	1,018
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	505	481
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	325	326
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,555	1,569
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,550	1,553
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	245	260
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	225	236
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	750	811
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	405	375
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	600	590
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	2,000	2,003
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/38	200	214
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/38	5,000	5,388
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,615	1,727
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,260	1,289
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	15	16
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,000	1,056
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	2,135	2,277
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	1,000	1,051
[9]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/40	2,560	3,007
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	1,145	1,200
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/42	2,790	2,269
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	300	309
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	10	11
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	2,000	2,360
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/46	3,250	3,065
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/46	5,040	4,831
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	3,000	3,536
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	1,250	1,299
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/47	4,500	4,026
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	2,900	3,414
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/48	3,750	3,523
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/48	14,705	14,901
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	7,500	8,819
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	2,250	2,034
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	10,500	11,161
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/50	3,000	2,924
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/50	2,095	2,071
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/50	7,945	9,367
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	2,445	2,135
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/52	2,505	2,684
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/57	2,000	1,952
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/41	7,185	7,348
	New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/43	545	505
[3]	New York State Dormitory Authority College & University Revenue TOB VRDO	3.460%	6/1/23	11,400	11,400
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	1,300	1,302
	New York State Dormitory Authority College & University Revenue, Prere.	5.250%	7/1/23	2,500	2,504

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	500	508
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	1,000	1,016
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	500	508
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	2,110	2,143
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	1,805	1,833
	New York State Dormitory Authority College & University Revenue, Prere.	4.000%	7/1/25	1,275	1,298
	New York State Dormitory Authority College & University Revenue, Prere.	4.000%	7/1/25	1,450	1,476
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	750	778
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	15	16
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	5	5
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	210	217
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	210	217
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	800	802
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	670	681
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	2,135	2,201
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	780	813
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	2,355	2,431
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	700	730
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	8,135	8,403
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,550	1,620
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	485	495
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,515	1,510
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/30	500	520
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	2,225	2,299
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/30	540	562
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/31	450	467
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/31	2,400	1,845
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/31	450	467
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/32	1,145	1,188

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	2,650	2,737
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	745	778
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,875	2,025
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/32	340	353
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/33	700	725
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/33	3,555	3,663
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/33	2,650	1,930
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	800	835
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	825	854
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/34	775	778
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	3,000	3,052
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,000	989
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	950	979
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,620	1,641
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	500	509
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/36	3,020	3,096
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	100	102
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	2,000	1,772
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	405	359
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,015	1,018
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	5,750	5,041
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	300	263
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	3,400	3,393
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	2,000	1,736
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	600	521
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	550	473
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	650	478
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	500	405
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	1,400	1,164

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,000	5,252
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/45	10,275	9,689
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	4,500	3,166
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/45	4,000	3,314
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/48	3,630	2,617
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/50	5,000	3,619
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	9,525	8,719
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/50	5,000	3,543
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	5,960	4,790
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	7,500	6,982
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/52	6,480	5,958
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	8,710	9,120
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	9,500	8,563
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/24	2,140	2,150
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	2,425	2,491
[1,3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.170%	6/1/23	5,295	5,295
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/28	3,290	3,376
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,000	1,041
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	5,000	5,285
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	1,000	1,161
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	4,985	5,134
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	5,000	5,403
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	3,900	3,983
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	7,500	8,366
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	3,510	3,682
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	3,000	3,138
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	4,305	4,461
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	5,030	5,284
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	3,000	3,133
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	1,000	1,034
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	5,000	5,053
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	3,705	3,743
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/38	5,000	5,452
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	5,030	5,136
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	2,500	2,508
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/39	2,065	2,246
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	10,000	9,958
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	2,140	2,264
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	830	847
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	3,100	2,566
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	2,500	2,738

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	500	528
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	1,500	1,548
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	2,490	2,625
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/44	650	662
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	5,150	5,060
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	5,620	5,522
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/46	5,880	5,755
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/46	5,455	5,764
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/47	5,000	4,873
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/48	4,125	4,377
	New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/49	3,000	2,283
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	4,125	3,990
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/50	4,000	3,019
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/50	3,635	3,526
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	7,500	7,393
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	15	15
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	15	16
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/28	10	11
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	2,700	2,840
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	4/1/34	1,290	1,414
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	10/1/34	1,125	1,175
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	1,175	1,285
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	4/1/35	1,055	1,077
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	10/1/35	645	656
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	10/1/35	900	923
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	10/1/36	575	585
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	4,160	4,567
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	7/1/52	3,435	3,173
[1,10]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/26	3,115	3,290
[1,10]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/40	1,000	1,089
[1,10]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/41	1,950	2,121
[1,10]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/42	835	907
[1,10]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/43	505	547
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/31	2,015	2,129
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/33	600	630

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/34	520	545
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/26	1,425	1,511
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/30	1,535	1,675
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/31	5,000	5,453
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/31	7,500	8,591
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/43	6,765	6,664
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/47	7,415	7,227
[1]	New York State Dormitory Authority Lease Revenue	5.000%	10/1/33	1,285	1,400
[1]	New York State Dormitory Authority Lease Revenue, Prere.	5.000%	10/1/28	5	6
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/33	3,048	3,465
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	400	436
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	300	330
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,000	5,424
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,305	2,416
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,000	1,062
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	6,700	7,232
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	3,600	3,804
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	2,000	2,149
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,351
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	4,500	4,846
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	6,000	6,317
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	5,000	5,333
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	1,250	1,341
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	1,900	2,032
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	11,000	11,560
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	9,700	10,190
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	1,195	1,267
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	4,085	4,287
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	35	35
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/45	3,000	3,168
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/45	1,515	1,554
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	5,250	5,556
	New York State Environmental Facilities Corp. Miscellaneous Revenue	4.000%	8/15/51	1,500	1,443
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/34	1,000	1,082
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/36	1,000	1,079
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/37	5,610	5,656
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	3,000	3,123
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	11,310	11,996
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/47	5,000	4,851
	New York State Environmental Facilities Corp. Water Revenue	5.250%	9/15/52	5,000	5,589
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	11/1/31	1,105	1,070
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	11/1/32	1,000	1,004
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.625%	11/1/33	2,340	2,344
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/34	1,250	1,106

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	11/1/39	1,000	888
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	11/1/40	4,300	3,148
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	11/1/40	1,535	1,336
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.625%	11/1/42	600	601
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/43	1,140	1,046
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/43	2,380	2,139
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	11/1/43	1,945	1,925
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/44	1,485	1,146
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	11/1/45	4,990	3,436
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/46	2,545	1,744
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/46	2,000	1,394
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	11/1/47	750	752
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/48	2,435	2,125
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/48	1,480	1,292
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	11/1/48	1,415	1,254
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/49	13,655	10,033
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/49	5,000	3,959
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	11/1/50	1,000	654
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/51	1,230	805
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	3,790	2,548
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/52	3,395	2,428
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/54	2,895	1,840
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/54	1,500	953
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	11/1/54	4,000	2,889
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/56	770	499
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	11/1/56	3,165	2,148
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/61	1,500	1,009
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/27	1,195	1,174
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/27	8,000	7,859

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/28	5,000	4,927
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	1,220	1,271
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	1,700	1,771
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	2,900	3,019
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	5,155	5,286
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	2,970	3,090
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	1,800	1,956
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	2,560	2,663
	New York State Thruway Authority Highway Revenue	5.000%	1/1/34	2,185	2,374
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	3,100	3,357
	New York State Thruway Authority Highway Revenue	4.000%	1/1/36	1,275	1,297
	New York State Thruway Authority Highway Revenue	4.000%	1/1/38	150	150
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	7,500	7,439
	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	1,750	1,733
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	4,435	4,341
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	3,375	3,324
	New York State Thruway Authority Highway Revenue	4.000%	1/1/42	5,000	4,900
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	8,370	8,055
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	3,575	3,477
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	4,000	3,883
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	1,285	1,250
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	1,835	1,781
[1]	New York State Thruway Authority Highway Revenue	3.000%	1/1/46	425	331
	New York State Thruway Authority Highway Revenue	3.000%	1/1/46	1,000	760
	New York State Thruway Authority Highway Revenue	3.000%	1/1/49	5,000	3,706
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	15,000	14,201
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	2,000	1,923
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	2,000	1,454
[1]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	3,480	2,517
	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	2,585	1,830
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	4,945	4,632
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	2,000	1,903
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	3,000	3,086
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/42	2,000	2,191
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/43	2,500	2,476
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/48	4,000	4,323
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/55	10,000	10,738
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/56	8,920	8,664
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/41	3,000	2,993
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/46	5,165	5,063
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/48	3,000	2,302
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/49	6,365	4,842
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	9,040	6,836
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/55	6,000	5,741
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/56	6,000	5,727
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	3,410	3,578
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	3,000	3,423
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	3,000	3,163
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	2,000	2,063
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	1,000	1,073
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	3,505	3,514
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	2,050	1,701
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	8,280	8,245
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/41	5,000	4,957

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/41	11,195	12,125
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	1,810	1,922
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	1,000	1,060
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	1,255	1,356
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/43	5,900	6,256
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	8,085	7,891
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	4,750	3,605
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	1,480	1,429
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/35	1,490	1,661
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/39	1,340	1,451
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/40	925	998
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/42	5,000	4,112
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	3,525	3,487
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	8,895	8,798
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/44	5,000	4,927
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/46	2,500	2,447
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/47	7,500	7,321
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	1,725	1,327
	New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	2,000	1,360
	New York Transportation Development Corp. Airport Port, Airport & Marina Revenue	4.000%	12/1/42	4,920	4,628
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/30	1,000	1,100
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/33	4,655	5,106
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/35	2,505	2,718
	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/41	3,295	3,126
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/26	750	783
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/29	1,210	1,317
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/39	3,940	3,781
	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/52	3,795	2,782
[3,4]	Niagara Country Industrial Development Agency Multi Family Housing Local or Guaranteed Housing Revenue TOB VRDO	3.810%	6/1/23	5,400	5,400
[3,4]	Niagara Country Industrial Development Agency Multi Family Housing Local or Guaranteed Housing Revenue TOB VRDO	3.810%	6/1/23	10,000	10,000
	Oneida County Local Development Corp. College & University Revenue (Hamilton College Project)	5.000%	7/1/51	2,000	2,265
	Oneida County Local Development Corp. College & University Revenue (Utica College Project)	4.000%	7/1/39	1,250	1,076
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	1,000	1,001
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,000	991
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	5,000	3,412

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/28	450	460
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/29	475	486
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/30	450	460
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/31	690	736
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/32	510	531
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/33	540	561
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/33	575	586
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/33	300	316
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/34	565	586
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/34	330	322
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/34	300	315
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/35	595	616
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/35	635	645
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/35	410	428
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/36	625	645
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/36	435	413
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/36	350	332
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/37	355	363
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/37	300	280
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/38	285	290
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/38	275	254
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/38	200	185
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/39	350	320
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/39	500	458
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/40	300	272
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/41	250	224
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/42	530	471
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/46	500	504
Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/51	725	725

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.500%	3/1/24	670	667
	Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	3/1/31	4,200	3,858
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/43	4,405	4,778
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/45	2,000	2,161
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project), Prere.	5.000%	12/1/23	1,000	1,008
	Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/35	1,140	1,160
	Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/36	1,475	1,500
	Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/40	2,200	2,225
	Onondaga County Water Authority Water Revenue	2.500%	9/15/51	1,510	1,021
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/35	4,275	4,623
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	3,380	3,414
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/39	2,950	2,965
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/40	3,565	3,649
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/41	2,250	2,239
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	13,180	13,557
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.500%	8/1/45	1,000	1,033
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/47	8,000	8,404
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	5,000	5,307
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/52	10,000	10,770
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/52	5,000	5,501
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	5,000	5,319
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	16,750	17,632
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	5,000	4,703
	Rockland County NY GO	4.000%	4/1/24	240	241
	Rockland County NY GO	4.000%	4/1/25	255	258
	Rockland County NY GO	4.000%	4/1/26	265	270
	Rockland County NY GO	4.000%	4/1/27	270	278
	Rockland County NY GO	4.000%	4/1/28	285	296
	Rockland County NY GO	4.000%	4/1/29	300	315
	Rockland County NY GO	4.000%	4/1/30	310	329
	Rockland County NY GO	4.000%	4/1/31	320	341
	Rockland County NY GO	4.000%	4/1/32	335	355
[1]	Rockland County NY GO	3.000%	6/15/32	2,815	2,806

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rockland County NY GO	4.000%	4/1/33	350	368
	Rockland County NY GO	4.000%	4/1/34	370	387
	Rockland County NY GO	4.000%	4/1/35	385	400
	Rockland County NY GO	4.000%	4/1/36	410	421
	Rockland County NY GO	4.000%	4/1/44	1,995	1,958
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	10	10
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	2,815	2,881
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	65	67
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/32	220	238
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/33	175	189
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/34	225	243
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/35	225	242
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/38	610	516
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	4.000%	7/1/38	1,440	1,395
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/39	2,635	2,198
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/40	2,110	1,720
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/48	4,520	4,726
	Schenectady County Capital Resource Corp. College & University Revenue (Union College Project)	5.000%	7/1/32	1,000	1,158
	Schenectady County Capital Resource Corp. College & University Revenue (Union College Project)	5.250%	7/1/52	1,000	1,076
[1]	Schenectady NY GO	3.000%	5/1/31	635	632
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/28	310	325
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/29	660	694
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/31	450	472
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/34	830	869
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/35	1,510	1,576
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/36	545	567
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/29	100	106
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/30	75	80
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/30	285	303
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/31	100	107
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/31	275	294
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/32	100	106
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/32	265	282

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/33	100	106
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/33	250	265
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/34	150	159
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/34	250	264
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/35	150	157
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/35	270	283
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/36	105	109
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/36	300	312
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/37	150	155
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/37	300	309
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/38	150	154
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/38	225	231
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/39	150	154
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/39	235	241
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/40	150	153
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/40	250	255
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/41	130	132
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/41	300	305
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	230	230
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	250	249
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	250	247
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,524
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,000	3,049
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	720	727
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	180	182
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,000	992
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	170	169
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	1,500	1,447
	Suffolk County Judicial Facilities Agency Lease (Appropriation) Revenue	5.000%	11/1/33	8,565	8,599
[1]	Suffolk County NY GO	4.000%	10/15/27	2,410	2,474

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Suffolk County NY GO	4.000%	4/1/30	4,420	4,531
[2]	Suffolk County NY GO	4.000%	4/1/31	4,590	4,702
[1]	Suffolk County NY GO	3.000%	6/15/31	250	247
	Suffolk NY GO	5.000%	6/15/31	1,000	1,158
	Suffolk NY GO	5.000%	6/15/32	850	997
	Suffolk NY GO	5.000%	6/15/33	915	1,066
	Suffolk NY GO	5.000%	6/15/34	715	831
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,250	1,220
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,000	966
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,250	1,198
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/40	1,250	1,187
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/41	1,300	1,222
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	2,000	1,770
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	4,455	4,313
	Syracuse Industrial Development Agency Intergovernmental Agreement Revenue	4.000%	5/1/33	1,025	1,057
	Syracuse Industrial Development Agency Intergovernmental Agreement Revenue	4.000%	5/1/34	1,200	1,234
	Syracuse Industrial Development Agency Intergovernmental Agreement Revenue	4.000%	5/1/35	1,000	1,021
	Syracuse Industrial Development Agency Intergovernmental Agreement Revenue (Syracuse City School District Project)	4.000%	5/1/35	500	512
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/36	2,500	1,439
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/39	1,500	730
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	4.500%	5/15/47	5,335	5,459
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	5,000	5,637
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	2,705	2,147
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	5,500	4,013
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	3,010	3,146
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	3,510	2,471
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	235	164
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	1,400	1,497
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	2,790	2,982
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	1,000	1,065
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	5,000	5,477
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	5,010	5,167
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	2,500	2,576
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/38	1,000	1,000
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/40	2,500	2,452
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	4,305	4,393
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	2,510	2,571
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	4,600	4,823
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	5,000	5,299
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	5,985	6,364
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/45	4,000	4,094
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	7,500	7,918
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/47	2,000	2,083
	Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/48	3,560	2,761
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	2,240	2,365
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	5,130	5,468

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	10,000	10,681
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/52	1,500	1,414
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	19,240	18,064
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	9,500	10,070
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	3,500	3,268
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	10,000	10,571
Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	17,260	19,355
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	2,000	2,088
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	2,500	2,607
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	3,000	3,204
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	1,000	1,065
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	2,000	2,181
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	1,000	1,087
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	2,000	2,219
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/32	360	358
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/32	3,790	4,453
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	0.000%	5/15/33	5,000	3,436
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/51	2,500	1,654
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	5,890	5,574
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	11,000	11,510
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/30	4,000	4,590
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/28	1,425	1,293
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/48	11,640	11,090
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/52	2,000	2,212
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/53	5,000	4,813
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/57	2,000	2,209
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/58	5,000	4,912
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/62	2,000	2,199
Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/23	1,000	1,002
Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/24	1,165	1,180
Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/25	1,000	1,025
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/27	1,000	1,058
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/27	150	159
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/28	1,000	1,076
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/28	275	296
Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/30	470	482
Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/31	235	240
Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/32	365	371
Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/33	100	101
Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/34	155	155
Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/35	190	189
Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/36	380	373

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/37	2,900	3,098
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/38	2,500	2,662
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/39	2,845	3,019
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/40	3,060	2,796
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,095	3,203
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,880	6,155
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	5,015	5,246
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/30	5,435	5,679
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,865	2,985
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	5,000	5,198
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/34	6,000	6,220
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/36	900	925
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	7,625	7,752
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	2,755	2,881
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	5,000	5,175
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/38	1,000	1,151
	Webster Central School District GO	2.000%	6/15/33	1,180	998
	Webster Central School District GO	2.000%	6/15/34	1,265	1,054
	Westbury Union Free School District GO	2.000%	12/15/31	3,600	3,199
	Westbury Union Free School District GO	2.000%	12/15/32	3,670	3,201
	Westchester County Local Development Corp. College & University Revenue	5.000%	5/1/34	1,000	1,003
	Westchester County Local Development Corp. College & University Revenue	5.500%	5/1/42	7,640	7,650
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	525	525
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	680	683
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	350	353
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	770	784
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	400	403
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	1,480	1,404
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	590	607
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	440	457
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,410	1,418
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.200%	7/1/28	3,515	3,267
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	370	389
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	1,006
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	500	526
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,006
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	200	210

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,065	1,813
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	11/1/37	2,375	1,965
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	2,610	2,044
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/56	6,385	4,741
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/37	1,250	1,266
	Westchester County NY GO	2.000%	10/15/34	2,685	2,280
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/30	15	15
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,500	2,599
	Western Nassau County Water Authority Water Revenue	3.000%	4/1/39	845	712
	Yonkers Economic Development Corp. Charter School Aid Revenue	5.000%	10/15/40	750	702
	Yonkers Economic Development Corp. Charter School Aid Revenue	5.000%	10/15/50	1,325	1,174
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	4.000%	10/15/29	400	373
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/39	1,000	923
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/49	640	569
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/54	765	670
[1]	Yonkers NY GO	5.000%	3/15/34	1,400	1,623
[1]	Yonkers NY GO	5.000%	3/15/36	1,735	1,966
					4,195,806
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	1,000	1,008
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/27	475	482
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	375	329
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	5,980	6,246
					8,065
Puerto Rico (1.3%)
	Commonwealth of Puerto Rico GO	5.250%	7/1/23	927	928
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	2,699	2,572
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	6,810	6,954
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	3,082	3,221
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	3,125	3,310
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	7,966	8,578
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	1,277	749
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	1,880	1,726
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	172	139
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	1,790	1,817
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	570	574
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	915	921
	Puerto Rico Highway & Transportation Authority Highway Revenue	0.000%	7/1/32	505	321
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	691	660

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	5,543	4,660
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,212	928
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,096	1,451
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	8,992	8,330
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	4,000	3,674
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	2,907	2,778
				54,291
Total Tax-Exempt Municipal Bonds (Cost $4,459,804)				4,258,162
Total Investments (99.1%) (Cost $4,459,804)				4,258,162
Other Assets and Liabilities—Net (0.9%)				38,988
Net Assets (100%)				4,297,150
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2023, the aggregate value was $148,908,000, representing 3.5% of net assets.
4	Scheduled principal and interest payments are guaranteed by bank letter of credit.
5	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
7	Securities with a value of $645,000 have been segregated as initial margin for open futures contracts.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2023.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2023	302	62,160	(125)

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of May 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $4,459,804)	4,258,162
Investment in Vanguard	152
Cash	49
Receivables for Investment Securities Sold	3,778
Receivables for Accrued Income	45,790
Receivables for Capital Shares Issued	2,038
Variation Margin Receivable—Futures Contracts	97
Other Assets	99
Total Assets	4,310,165
Liabilities
Payables for Investment Securities Purchased	8,069
Payables for Capital Shares Redeemed	1,748
Payables for Distributions	3,014
Payables to Vanguard	184
Total Liabilities	13,015
Net Assets	4,297,150
At May 31, 2023, net assets consisted of:

Paid-in Capital	4,648,770
Total Distributable Earnings (Loss)	(351,620)
Net Assets	4,297,150

Investor Shares—Net Assets
Applicable to 40,332,527 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	429,269
Net Asset Value Per Share—Investor Shares	$10.64

Admiral Shares—Net Assets
Applicable to 363,411,878 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,867,881
Net Asset Value Per Share—Admiral Shares	$10.64

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended May 31, 2023
($000)
Investment Income
Income
Interest	70,068
Total Income	70,068
Expenses
The Vanguard Group—Note B
Investment Advisory Services	109
Management and Administrative—Investor Shares	317
Management and Administrative—Admiral Shares	1,452
Marketing and Distribution—Investor Shares	17
Marketing and Distribution—Admiral Shares	122
Custodian Fees	13
Shareholders’ Reports—Investor Shares	8
Shareholders’ Reports—Admiral Shares	14
Trustees’ Fees and Expenses	1
Other Expenses	30
Total Expenses	2,083
Expenses Paid Indirectly	(12)
Net Expenses	2,071
Net Investment Income	67,997
Realized Net Gain (Loss)
Investment Securities Sold	(26,712)
Futures Contracts	305
Realized Net Gain (Loss)	(26,407)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	70,571
Futures Contracts	(62)
Change in Unrealized Appreciation (Depreciation)	70,509
Net Increase (Decrease) in Net Assets Resulting from Operations	112,099

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2023	Year Ended November 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	67,997	131,086
Realized Net Gain (Loss)	(26,407)	(115,486)
Change in Unrealized Appreciation (Depreciation)	70,509	(605,608)
Net Increase (Decrease) in Net Assets Resulting from Operations	112,099	(590,008)
Distributions
Investor Shares	(6,453)	(16,235)
Admiral Shares	(60,410)	(156,149)
Total Distributions	(66,863)	(172,384)
Capital Share Transactions
Investor Shares	18,815	(67,985)
Admiral Shares	75,151	(655,060)
Net Increase (Decrease) from Capital Share Transactions	93,966	(723,045)
Total Increase (Decrease)	139,202	(1,485,437)
Net Assets
Beginning of Period	4,157,948	5,643,385
End of Period	4,297,150	4,157,948

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2023	Year Ended November 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$10.52	$12.21	$12.20	$12.01	$11.34	$11.71
Investment Operations
Net Investment Income[1]	.167	.297	.295	.327	.354	.369
Net Realized and Unrealized Gain (Loss) on Investments	.118	(1.600)	.108	.231	.696	(.314)
Total from Investment Operations	.285	(1.303)	.403	.558	1.050	.055
Distributions
Dividends from Net Investment Income	(.165)	(.296)	(.295)	(.326)	(.355)	(.369)
Distributions from Realized Capital Gains	—	(.091)	(.098)	(.042)	(.025)	(.056)
Total Distributions	(.165)	(.387)	(.393)	(.368)	(.380)	(.425)
Net Asset Value, End of Period	$10.64	$10.52	$12.21	$12.20	$12.01	$11.34
Total Return[2]	2.71%	-10.80%	3.34%	4.73%	9.37%	0.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$429	$406	$546	$513	$550	$425
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	3.14%	2.70%	2.41%	2.73%	3.00%	3.21%
Portfolio Turnover Rate	62%	77%	40%	34%	15%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2023	Year Ended November 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$10.52	$12.21	$12.20	$12.01	$11.34	$11.71
Investment Operations
Net Investment Income[1]	.172	.306	.305	.337	.364	.378
Net Realized and Unrealized Gain (Loss) on Investments	.117	(1.600)	.107	.230	.695	(.314)
Total from Investment Operations	.289	(1.294)	.412	.567	1.059	.064
Distributions
Dividends from Net Investment Income	(.169)	(.305)	(.304)	(.335)	(.364)	(.378)
Distributions from Realized Capital Gains	—	(.091)	(.098)	(.042)	(.025)	(.056)
Total Distributions	(.169)	(.396)	(.402)	(.377)	(.389)	(.434)
Net Asset Value, End of Period	$10.64	$10.52	$12.21	$12.20	$12.01	$11.34
Total Return[2]	2.75%	-10.73%	3.43%	4.82%	9.46%	0.56%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,868	$3,752	$5,097	$4,725	$4,648	$3,956
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.22%	2.78%	2.49%	2.81%	3.08%	3.29%
Portfolio Turnover Rate	62%	77%	40%	34%	15%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard New York Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2023, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

New York Long-Term Tax-Exempt Fund
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

New York Long-Term Tax-Exempt Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2023, the fund had contributed to Vanguard capital in the amount of $152,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $12,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	4,258,162	—	4,258,162
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	125	—	—	125
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

New York Long-Term Tax-Exempt Fund
E.	As of May 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,466,695
Gross Unrealized Appreciation	25,149
Gross Unrealized Depreciation	(233,807)
Net Unrealized Appreciation (Depreciation)	(208,658)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2022, the fund had available capital losses totaling $117,839,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended May 31, 2023, the fund purchased $2,685,923,000 of investment securities and sold $2,582,359,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2023, such purchases were $137,825,000 and sales were $213,280,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended May 31, 2023		Year Ended November 30, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	87,815	8,227	86,775	7,943
Issued in Lieu of Cash Distributions	5,390	505	13,610	1,216
Redeemed	(74,390)	(6,974)	(168,370)	(15,323)
Net Increase (Decrease)—Investor Shares	18,815	1,758	(67,985)	(6,164)
Admiral Shares
Issued	447,755	41,943	1,155,283	107,293
Issued in Lieu of Cash Distributions	43,305	4,060	114,170	10,197
Redeemed	(415,909)	(39,101)	(1,924,513)	(178,345)
Net Increase (Decrease)—Admiral Shares	75,151	6,902	(655,060)	(60,855)

New York Long-Term Tax-Exempt Fund
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to May 31, 2023, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard New York Municipal Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index (as applicable) and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost
The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard New York Tax-Free Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard New York Long-Term Tax-Exempt Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q762 072023

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 24, 2023

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: July 24, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on July 21, 2023 (see File Number 33-53683) and to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.